Changes in Equity and Redeemable Noncontrolling Interests (Tables)	9 Months Ended
Sep. 30, 2018
Federal Home Loan Banks [Abstract]
Summary of Changes in Equity and Redeemable Noncontrolling Interests
	Accumulated other comprehensive income		Non-controlling interests		Total shareholders’ equity		Redeemable non-controlling interests
			RMB		RMB		RMB		RMB	RMB	RMB	RMB
Balance at December 31, 2017		34,816,232		—		12,088		102,328	930	4,004	119,350	11,022
Cumulative effect of accounting change		—		—		—		2,821	(1,854)	—	967	—
Net income (loss)		—		—		—		25,492	—	(3,478)	22,014	—
Other comprehensive income (loss)		—		—		—		—	1,323	1,007	2,330	—
Business combination		—		—		75		—	—	938	1,013	—
Issuance of subsidiary shares		—		—		14,990		—	—	(822)	14,168	—
Exercise of share-based awards		246,989		—		685		—	—	1	686	—
Share-based compensation		—		—		2,929		—	—	119	3,048	—
Accretion of redeemable non-controlling interests		—		—		—		(128)	—	—	(128)	128
Disposal of a subsidiary’s shares		—		—		1,323		—	—	235	1,558	—
Repurchase and retirement of ordinary shares		(207,165)		—		—		(3,312)	—	—	(3,312)	—
Conversion of iQIYI preferred shares recognized as redeemable noncontrolling interests to ordinary shares		—		—		—		—	—	11,150	11,150	(11,150)

Balance at September 30, 2018 (RMB)		34,856,056		—		32,090		127,201	399	13,154	172,844	—

Balance at September 30, 2018 (US$)				—		4,672		18,521	58	1,915	25,166	—